Victory Floating Rate Fund Investment Objectives and Goals - Class A Class C Class R Class Y [Member] - Victory Floating Rate Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Floating Rate Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Floating Rate Fund (the “Fund”) seeks to provide a high level of current income.